Reclassification of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Jun. 30, 2025
Reclassification of Previously Issued Consolidated Financial Statements [Abstract]
Schedule of Consolidated Statement of Cash Flows

IN CONSOLIDATED STATEMENT OF CASH FLOWS:

Operating activities for the year ended June 30, 2024:	Previously reported	Adjustments/ Reclassification	Restated
	RM	RM	RM
Interest received	1,607,963	(1,607,963)	-

Investing activities for the year ended June 30, 2024:	Previously reported	Adjustments/ Reclassification	Restated
Interest received	-	1,607,963	1,607,963
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary	(1,000)	1,000	-

Financing activities for the year ended June 30, 2024:	Previously reported	Adjustments/ Reclassification	Restated
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary	-	(1,000)	(1,000)

Operating activities for the year ended June 30, 2023:	Previously reported	Adjustments/ Reclassification	Restated
	RM	RM	RM
Interest received	776,511	(776,511)	-

Investing activities for the year ended June 30, 2023:	Previously reported	Adjustments/ Reclassification	Restated
Interest received	-	776,511	776,511